Shareholders' equity: - Stock Option Plan (Details)	12 Months Ended
Dec. 31, 2022
Shareholders' equity:
Threshold trading days preceding the date of grant, for calculation of exercise price of option	5 days
Vesting period of stock options	5 years
Exercise period of stock options	10 years
Aggregate shares reserved for issuance (as a percent)	12.50%
Aggregate shares reserved for issuance to an optionee (as a percent)	5.00%
Aggregate shares reserved for issuance to insiders (as a percent)	10.00%